Distribution Date:	03/17/23	CSAIL 2016-C5 Commercial Mortgage Trust
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2016-C5
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	patrick.a.remmert@credit-suisse.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			Andy Lindenman	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12636LAU4	1.746600%	28,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636LAV2	2.879300%	121,570,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12636LAW0	3.656100%	19,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12636LAX8	3.488700%	170,000,000.00	57,206,772.44	0.00	166,314.39	0.00	0.00	166,314.39	57,206,772.44	44.05%	30.00%
A-5	12636LAY6	3.756700%	267,448,000.00	267,448,000.00	0.00	837,268.25	0.00	0.00	837,268.25	267,448,000.00	44.05%	30.00%
A-SB	12636LAZ3	3.532500%	48,139,000.00	25,474,739.56	927,005.33	74,991.26	0.00	0.00	1,001,996.59	24,547,734.23	44.05%	30.00%
A-S	12636LBC3	4.010100%	67,891,000.00	67,891,000.00	0.00	226,874.75	0.00	0.00	226,874.75	67,891,000.00	33.17%	22.75%
B	12636LBD1	4.463000%	51,503,000.00	51,503,000.00	0.00	191,548.24	0.00	0.00	191,548.24	51,503,000.00	24.92%	17.25%
C	12636LBE9	4.644900%	42,139,000.00	42,139,000.00	0.00	163,109.53	0.00	0.00	163,109.53	42,139,000.00	18.17%	12.75%
D	12636LAG5	3.644900%	46,821,000.00	46,821,000.00	0.00	142,214.88	0.00	0.00	142,214.88	46,821,000.00	10.66%	7.75%
E	12636LAL4	3.005000%	23,410,000.00	23,410,000.00	0.00	58,622.54	0.00	0.00	58,622.54	23,410,000.00	6.91%	5.25%
F	12636LAN0	3.005000%	9,365,000.00	9,365,000.00	0.00	23,451.52	0.00	0.00	23,451.52	9,365,000.00	5.41%	4.25%
NR*	12636LAQ3	3.005000%	39,797,933.00	33,784,634.91	0.00	20,585.37	0.00	0.00	20,585.37	33,784,634.91	0.00%	0.00%
Z	12636LBF6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636LAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			936,420,933.00	625,043,146.91	927,005.33	1,904,980.73	0.00	0.00	2,831,986.06	624,116,141.58

X-A	12636LBA7	0.897384%	723,385,000.00	418,020,512.00	0.00	312,604.17	0.00	0.00	312,604.17	417,093,506.67
X-B	12636LBB5	0.181900%	51,503,000.00	51,503,000.00	0.00	7,806.99	0.00	0.00	7,806.99	51,503,000.00
X-D	12636LAJ9	1.000000%	46,821,000.00	46,821,000.00	0.00	39,017.50	0.00	0.00	39,017.50	46,821,000.00
X-E	12636LAA8	1.639900%	23,410,000.00	23,410,000.00	0.00	31,991.71	0.00	0.00	31,991.71	23,410,000.00
X-F	12636LAC4	1.639900%	9,365,000.00	9,365,000.00	0.00	12,798.05	0.00	0.00	12,798.05	9,365,000.00
X-NR	12636LAE0	1.639900%	39,797,933.00	33,784,634.91	0.00	46,169.51	0.00	0.00	46,169.51	33,784,634.91
Notional SubTotal			894,281,933.00	582,904,146.91	0.00	450,387.93	0.00	0.00	450,387.93	581,977,141.58

Deal Distribution Total					927,005.33	2,355,368.66	0.00	0.00	3,282,373.99

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636LAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636LAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12636LAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12636LAX8	336.51042612	0.00000000	0.97831994	0.00000000	0.00000000	0.00000000	0.00000000	0.97831994	336.51042612
A-5	12636LAY6	1,000.00000000	0.00000000	3.13058333	0.00000000	0.00000000	0.00000000	0.00000000	3.13058333	1,000.00000000
A-SB	12636LAZ3	529.19129105	19.25684642	1.55780677	0.00000000	0.00000000	0.00000000	0.00000000	20.81465319	509.93444463
A-S	12636LBC3	1,000.00000000	0.00000000	3.34175001	0.00000000	0.00000000	0.00000000	0.00000000	3.34175001	1,000.00000000
B	12636LBD1	1,000.00000000	0.00000000	3.71916665	0.00000000	0.00000000	0.00000000	0.00000000	3.71916665	1,000.00000000
C	12636LBE9	1,000.00000000	0.00000000	3.87074990	0.00000000	0.00000000	0.00000000	0.00000000	3.87074990	1,000.00000000
D	12636LAG5	1,000.00000000	0.00000000	3.03741654	0.00000000	0.00000000	0.00000000	0.00000000	3.03741654	1,000.00000000
E	12636LAL4	1,000.00000000	0.00000000	2.50416660	0.00000000	0.00000000	0.00000000	0.00000000	2.50416660	1,000.00000000
F	12636LAN0	1,000.00000000	0.00000000	2.50416658	0.00000000	0.00000000	0.00000000	0.00000000	2.50416658	1,000.00000000
NR	12636LAQ3	848.90426118	0.00000000	0.51724721	1.60855037	35.70768085	0.00000000	0.00000000	0.51724721	848.90426118
Z	12636LBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636LAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12636LBA7	577.86726570	0.00000000	0.43214080	0.00000000	0.00000000	0.00000000	0.00000000	0.43214080	576.58578305
X-B	12636LBB5	1,000.00000000	0.00000000	0.15158321	0.00000000	0.00000000	0.00000000	0.00000000	0.15158321	1,000.00000000
X-D	12636LAJ9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-E	12636LAA8	1,000.00000000	0.00000000	1.36658308	0.00000000	0.00000000	0.00000000	0.00000000	1.36658308	1,000.00000000
X-F	12636LAC4	1,000.00000000	0.00000000	1.36658302	0.00000000	0.00000000	0.00000000	0.00000000	1.36658302	1,000.00000000
X-NR	12636LAE0	848.90426118	0.00000000	1.16009819	0.00000000	0.00000000	0.00000000	0.00000000	1.16009819	848.90426118

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/23 - 02/28/23	30	0.00	166,314.39	0.00	166,314.39	0.00	0.00	0.00	166,314.39	0.00
A-5	02/01/23 - 02/28/23	30	0.00	837,268.25	0.00	837,268.25	0.00	0.00	0.00	837,268.25	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	74,991.26	0.00	74,991.26	0.00	0.00	0.00	74,991.26	0.00
X-A	02/01/23 - 02/28/23	30	0.00	312,604.17	0.00	312,604.17	0.00	0.00	0.00	312,604.17	0.00
X-B	02/01/23 - 02/28/23	30	0.00	7,806.99	0.00	7,806.99	0.00	0.00	0.00	7,806.99	0.00
X-D	02/01/23 - 02/28/23	30	0.00	39,017.50	0.00	39,017.50	0.00	0.00	0.00	39,017.50	0.00
X-E	02/01/23 - 02/28/23	30	0.00	31,991.71	0.00	31,991.71	0.00	0.00	0.00	31,991.71	0.00
X-F	02/01/23 - 02/28/23	30	0.00	12,798.05	0.00	12,798.05	0.00	0.00	0.00	12,798.05	0.00
X-NR	02/01/23 - 02/28/23	30	0.00	46,169.51	0.00	46,169.51	0.00	0.00	0.00	46,169.51	0.00
A-S	02/01/23 - 02/28/23	30	0.00	226,874.75	0.00	226,874.75	0.00	0.00	0.00	226,874.75	0.00
B	02/01/23 - 02/28/23	30	0.00	191,548.24	0.00	191,548.24	0.00	0.00	0.00	191,548.24	0.00
C	02/01/23 - 02/28/23	30	0.00	163,109.53	0.00	163,109.53	0.00	0.00	0.00	163,109.53	0.00
D	02/01/23 - 02/28/23	30	0.00	142,214.88	0.00	142,214.88	0.00	0.00	0.00	142,214.88	0.00
E	02/01/23 - 02/28/23	30	0.00	58,622.54	0.00	58,622.54	0.00	0.00	0.00	58,622.54	0.00
F	02/01/23 - 02/28/23	30	0.00	23,451.52	0.00	23,451.52	0.00	0.00	0.00	23,451.52	0.00
NR	02/01/23 - 02/28/23	30	1,353,685.05	84,602.36	0.00	84,602.36	64,016.98	0.00	0.00	20,585.37	1,421,091.89
Totals			1,353,685.05	2,419,385.65	0.00	2,419,385.65	64,016.98	0.00	0.00	2,355,368.66	1,421,091.89

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,282,373.99
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,265,254.03	Master Servicing Fee	2,877.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,062.71
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	243.07
ARD Interest	0.00	Operating Advisor Fee	1,254.25
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	161,569.24
Total Interest Collected	2,426,823.27	Total Fees	7,437.64

Principal		Expenses/Reimbursements
Scheduled Principal	927,005.33	Reimbursement for Interest on Advances	31,781.11
Unscheduled Principal Collections		ASER Amount	22,748.88
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,388.89
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,098.10
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	927,005.33	Total Expenses/Reimbursements	64,016.98

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,355,368.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	927,005.33
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,282,373.99
Total Funds Collected	3,353,828.60	Total Funds Distributed	3,353,828.61

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	625,043,146.91	625,043,146.91	Beginning Certificate Balance	625,043,146.91
(-) Scheduled Principal Collections	927,005.33	927,005.33	(-) Principal Distributions	927,005.33
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	624,116,141.58	624,116,141.58	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	625,254,281.04	625,254,281.04	Ending Certificate Balance	624,116,141.58
Ending Actual Collateral Balance	624,349,865.40	624,349,865.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.64%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	19	165,660,988.38	26.54%	31	4.9144	NAP	Defeased	19	165,660,988.38	26.54%	31	4.9144	NAP
4,999,999 or less	8	26,715,476.91	4.28%	31	4.8110	1.509476	1.2499 or less	6	90,626,590.90	14.52%	31	4.5898	0.856988
5,000,000 to 9,999,999	8	55,272,663.51	8.86%	31	4.8301	1.524474	1.2500 to 1.4999	10	122,989,330.35	19.71%	31	4.8213	1.421193
10,000,000 to 19,999,999	7	98,619,623.59	15.80%	31	4.7192	1.530178	1.5000 to 1.7499	7	97,790,171.27	15.67%	32	4.4528	1.528926
20,000,000 to 24,999,999	1	20,000,000.00	3.20%	31	4.9900	(0.080000)	1.7500 to 1.9999	4	131,954,982.16	21.14%	32	4.4189	1.832107
25,000,000 to 49,999,999	2	59,434,553.58	9.52%	32	4.4292	1.587401	2.0000 to 2.2499	1	1,594,078.52	0.26%	31	4.8300	2.030000
50,000,000 or greater	3	198,412,835.61	31.79%	32	4.3845	1.607521	2.2500 to 2.4999	0	0.00	0.00%	0	0.0000	0.000000
Totals	48	624,116,141.58	100.00%	31	4.6594	1.479576	2.5000 to 2.7499	0	0.00	0.00%	0	0.0000	0.000000
							2.7500 to 3.9999	1	13,500,000.00	2.16%	31	4.3500	2.980000
							4.0000 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	48	624,116,141.58	100.00%	31	4.6594	1.479576
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	32	165,660,988.38	26.54%	31	4.9144	NAP
							Defeased	32	165,660,988.38	26.54%	31	4.9144	NAP
Arkansas	1	2,826,818.53	0.45%	31	4.5100	1.650000
							Industrial	2	96,308,590.67	15.43%	32	4.3169	1.791264
California	4	71,335,162.58	11.43%	31	4.6664	1.663758
							Lodging	5	58,940,517.84	9.44%	31	4.6126	0.823138
Florida	1	3,200,975.57	0.51%	30	4.7700	1.740000
							Mobile Home Park	3	11,390,654.78	1.83%	32	4.8904	1.597749
Georgia	1	5,879,085.11	0.94%	32	5.2800	1.640000
							Multi-Family	5	97,927,647.97	15.69%	32	4.4130	1.376699
Illinois	1	5,458,519.14	0.87%	32	4.9600	1.390000
							Office	9	108,181,735.07	17.33%	31	4.7192	1.437000
Indiana	2	33,584,738.35	5.38%	31	4.2852	1.193052
							Retail	10	85,706,006.87	13.73%	32	4.7591	1.839886
Louisiana	1	10,091,923.22	1.62%	32	4.7200	1.230000
							Totals	66	624,116,141.58	100.00%	31	4.6594	1.479576
Nevada	1	13,500,000.00	2.16%	31	4.3500	2.980000

New Jersey	1	20,000,000.00	3.20%	31	4.9900	(0.080000)

New York	1	87,000,000.00	13.94%	32	4.2800	1.770000

North Carolina	1	3,491,433.70	0.56%	32	4.7940	1.510000

Ohio	7	27,670,746.95	4.43%	31	4.8239	1.625282

Pennsylvania	2	59,193,810.00	9.48%	31	4.7075	1.458216

Tennessee	1	12,377,729.01	1.98%	31	4.5980	0.900000

Texas	3	20,360,040.36	3.26%	32	5.1281	1.257072

Virginia	2	5,432,096.42	0.87%	31	4.9600	1.500000

Washington	1	1,594,078.52	0.26%	31	4.8300	2.030000

Washington, DC	1	57,500,000.00	9.21%	32	4.2280	1.500000

Wisconsin	2	17,957,995.74	2.88%	32	4.7051	1.392909

Totals	66	624,116,141.58	100.00%	31	4.6594	1.479576

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	165,660,988.38	26.54%	31	4.9144	NAP	Defeased	19	165,660,988.38	26.54%	31	4.9144	NAP
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	2	85,129,336.31	13.64%	32	4.1959	1.392896	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	2	100,500,000.00	16.10%	32	4.2894	1.932537	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	12	183,092,029.73	29.34%	31	4.6792	1.511573	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	9	61,728,201.21	9.89%	31	4.9189	0.983245	49 months or greater	29	458,455,153.20	73.46%	31	4.5673	1.498932
	5.0000% or greater	4	28,005,585.95	4.49%	32	5.1869	1.319225	Totals	48	624,116,141.58	100.00%	31	4.6594	1.479576
	Totals	48	624,116,141.58	100.00%	31	4.6594	1.479576
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	165,660,988.38	26.54%	31	4.9144	NAP	Defeased	19	165,660,988.38	26.54%	31	4.9144	NAP
	60 months or less	29	458,455,153.20	73.46%	31	4.5673	1.498932	Interest Only	3	158,000,000.00	25.32%	32	4.2671	1.775127
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	26	300,455,153.20	48.14%	31	4.7252	1.353689
	Totals	48	624,116,141.58	100.00%	31	4.6594	1.479576	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	624,116,141.58	100.00%	31	4.6594	1.479576
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	19	165,660,988.38	26.54%	31	4.9144	NAP			No outstanding loans in this group
Underwriter's Information		1	11,872,505.60	1.90%	32	5.2900	1.318192
	12 months or less	26	422,741,473.38	67.73%	31	4.5255	1.575245
	13 months to 24 months	2	23,841,174.22	3.82%	31	4.9481	0.235786
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	624,116,141.58	100.00%	31	4.6594	1.479576
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	10104322	1	IN	Brooklyn	NY	Actual/360	4.280%	289,613.33	0.00	0.00	11/06/25	05/06/30	--	87,000,000.00	87,000,000.00	03/06/23
4	10104323	1	MF	Washington	DC	Actual/360	4.228%	189,085.56	0.00	0.00	N/A	11/06/25	--	57,500,000.00	57,500,000.00	03/06/23
5	10104324	1	OF	Philadelphia	PA	Actual/360	4.720%	198,260.87	92,849.87	0.00	N/A	10/06/25	--	54,005,685.48	53,912,835.61	03/06/23
6	10104325	1	RT	Los Angeles	CA	Actual/360	4.690%	116,218.02	54,734.17	0.00	N/A	11/06/25	--	31,859,951.44	31,805,217.27	03/06/23
7	10101709	1	LO	Indianapolis	IN	Actual/360	4.129%	88,911.70	56,552.95	0.00	N/A	10/06/25	--	27,685,889.26	27,629,336.31	03/06/23
8	10101034	1	MF	Fort Washington	MD	Actual/360	4.860%	101,532.50	45,677.77	0.00	N/A	09/06/25	--	26,860,449.66	26,814,771.89	03/06/23
9	10104326	1	Various Various		Various	Actual/360	5.050%	76,265.78	60,946.45	0.00	N/A	11/06/25	--	19,417,030.70	19,356,084.25	03/06/23
10	10104327	1	OF	Escondido	CA	Actual/360	4.604%	69,844.53	45,041.36	0.00	N/A	10/06/25	--	19,504,803.28	19,459,761.92	03/06/23
12	10104328	1	LO	Weehawken	NJ	Actual/360	4.990%	77,622.22	0.00	0.00	N/A	10/06/25	--	20,000,000.00	20,000,000.00	02/06/21
13	10102454	1	MF	Tampa	FL	Actual/360	4.850%	66,025.25	32,916.97	0.00	N/A	11/06/25	--	17,503,012.09	17,470,095.12	03/06/23
14	10104329	1	MF	Raeford	NC	Actual/360	4.870%	59,850.51	35,352.35	0.00	N/A	11/06/25	--	15,800,955.35	15,765,603.00	03/06/23
15	10104330	1	OF	Torrance	CA	Actual/360	4.680%	59,195.26	33,425.85	0.00	N/A	08/06/25	--	16,262,435.02	16,229,009.17	03/06/23
16	10104331	1	OF	Worthington	OH	Actual/360	4.890%	57,516.38	33,929.16	0.00	N/A	10/06/25	--	15,122,623.83	15,088,694.67	03/06/23
19	10104333	1	MH	Various	Various	Actual/360	5.000%	49,219.09	28,083.22	0.00	N/A	10/06/25	--	12,656,337.75	12,628,254.53	03/06/23
20	10104334	1	MF	Nashville	TN	Actual/360	4.598%	44,368.03	28,666.76	0.00	N/A	10/06/25	--	12,406,395.77	12,377,729.01	03/06/23
22	10104336	1	RT	Las Vegas	NV	Actual/360	4.350%	45,675.00	0.00	0.00	N/A	10/06/25	--	13,500,000.00	13,500,000.00	03/06/23
23	10104337	1	RT	Frisco	TX	Actual/360	5.290%	48,941.76	22,602.45	0.00	N/A	11/06/25	--	11,895,108.05	11,872,505.60	02/06/22
25	10104338	1	MH	Various	Various	Actual/360	4.890%	39,030.49	22,913.92	0.00	N/A	11/06/25	--	10,262,179.24	10,239,265.32	03/06/23
26	10104339	1	MF	Greenfield	WI	Actual/360	4.701%	35,966.71	22,386.81	0.00	N/A	11/06/25	--	9,836,825.22	9,814,438.41	03/06/23
27	10104340	1	MF	Broussard	LA	Actual/360	4.720%	37,119.36	19,283.35	0.00	N/A	11/06/25	--	10,111,206.57	10,091,923.22	03/06/23
28	10104341	1	IN	Westerville	OH	Actual/360	4.662%	33,830.62	21,419.50	0.00	N/A	10/06/25	--	9,330,010.17	9,308,590.67	03/06/23
30	10101980	1	MF	Waupaca	WI	Actual/360	4.710%	29,900.88	18,647.97	0.00	N/A	10/06/25	--	8,162,205.28	8,143,557.31	03/06/23
31	10098389	1	LO	Augusta	GA	Actual/360	4.890%	27,941.01	24,096.91	0.00	N/A	06/06/25	--	7,346,454.18	7,322,357.27	03/06/23
32	10101983	1	RT	Red Lion	PA	Actual/360	4.910%	26,843.39	15,663.39	0.00	N/A	11/06/25	--	7,029,110.96	7,013,447.57	03/06/23
33	10104343	1	MF	El Paso	TX	Actual/360	4.550%	25,007.49	13,726.71	0.00	N/A	11/06/25	--	7,066,482.08	7,052,755.37	03/06/23
34	10104344	1	MF	Houston	TX	Actual/360	5.400%	26,116.05	13,191.11	0.00	N/A	11/06/25	--	6,218,107.17	6,204,916.06	03/06/23
36	10104345	1	LO	Atlanta	GA	Actual/360	5.280%	24,195.39	12,649.82	0.00	N/A	11/06/25	--	5,891,734.94	5,879,085.12	03/06/23
37	10102420	1	MH	Indianapolis	IN	Actual/360	5.010%	23,251.74	11,681.40	0.00	N/A	11/06/25	--	5,967,083.44	5,955,402.04	03/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
38	10104346	1	LO	Stony Creek	VA	Actual/360	4.960%	21,002.61	12,128.93	0.00	N/A	10/06/25	--	5,444,225.36	5,432,096.43	03/06/23
39	10101846	1	MF	Clemson	SC	Actual/360	4.660%	21,445.89	10,199.40	0.00	N/A	11/06/25	--	5,917,015.72	5,906,816.32	03/06/23
40	10104347	1	RT	Saint Charles	IL	Actual/360	4.960%	21,096.97	10,164.24	0.00	N/A	11/06/25	--	5,468,683.38	5,458,519.14	03/06/23
41	10104348	1	OF	Shaker Heights	OH	Actual/360	5.080%	18,557.84	10,288.83	0.00	N/A	11/06/25	--	4,696,866.10	4,686,577.27	03/06/23
42	10104349	1	RT	Philadelphia	PA	Actual/360	4.580%	18,820.15	2,286.69	0.00	N/A	10/06/25	--	5,283,261.08	5,280,974.39	03/06/23
44	10104351	1	MH	Las Vegas	NV	Actual/360	4.668%	16,516.05	9,319.76	0.00	N/A	10/06/25	--	4,549,039.63	4,539,719.87	03/06/23
45	10104352	1	RT	Las Vegas	NV	Actual/360	4.970%	17,617.07	8,999.73	0.00	N/A	10/06/25	--	4,557,447.93	4,548,448.20	03/06/23
47	10104354	1	RT	Frisco	TX	Actual/360	4.780%	15,603.12	7,952.45	0.00	N/A	11/06/25	--	4,196,894.02	4,188,941.57	03/06/23
48	10104355	1	RT	Houston	TX	Actual/360	5.020%	16,811.46	7,131.52	0.00	N/A	11/06/25	--	4,305,724.71	4,298,593.19	03/06/23
49	10104356	1	MH	Fullerton	CA	Actual/360	4.730%	14,163.39	8,736.08	0.00	N/A	11/06/25	--	3,849,910.30	3,841,174.22	03/06/23
50	10104357	1	RT	Chesapeake	VA	Actual/360	4.850%	12,980.16	10,976.62	0.00	N/A	11/06/25	--	3,440,986.01	3,430,009.39	03/06/23
51	10104358	1	RT	Houma	LA	Actual/360	5.110%	14,617.48	7,125.10	0.00	N/A	11/06/25	--	3,677,867.09	3,670,741.99	03/06/23
52	10104359	1	LO	Lumberton	NC	Actual/360	5.500%	14,385.38	10,178.12	0.00	N/A	11/06/25	--	3,362,816.57	3,352,638.45	03/06/23
53	10104360	1	RT	New Lebanon	OH	Actual/360	4.980%	12,716.73	9,686.80	0.00	N/A	10/06/25	--	3,283,148.41	3,273,461.61	03/06/23
54	10104361	1	OF	Creedmoor	NC	Actual/360	4.794%	13,043.07	6,618.28	0.00	N/A	11/06/25	--	3,498,051.98	3,491,433.70	03/06/23
55	10104362	1	RT	Miami	FL	Actual/360	4.770%	11,898.40	6,140.05	0.00	N/A	09/06/25	--	3,207,115.62	3,200,975.57	03/06/23
56	10104363	1	MH	Springfield	OH	Actual/360	4.830%	10,688.43	6,422.18	0.00	N/A	10/06/25	--	2,845,191.18	2,838,769.00	03/06/23
57	10104364	1	MH	Plover	WI	Actual/360	4.550%	10,001.89	6,561.78	0.00	N/A	10/06/25	--	2,826,279.29	2,819,717.51	03/06/23
58	10104365	1	RT	Hot Springs	AR	Actual/360	4.510%	9,937.05	6,042.26	0.00	N/A	10/06/25	--	2,832,860.79	2,826,818.53	03/06/23
59	10104366	1	MH	Woodland	WA	Actual/360	4.830%	6,001.97	3,606.29	0.00	N/A	10/06/25	--	1,597,684.81	1,594,078.52	03/06/23
Totals								2,265,254.03	927,005.33	0.00				625,043,146.91	624,116,141.58
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	10,028,023.54	10,003,139.76	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	4,011,464.16	3,803,277.24	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	5,769,589.48	5,577,368.66	01/01/22	12/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,158,244.17	4,211,505.69	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	399,355.02	3,013,139.91	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1	2,276,567.52	2,274,403.78	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	102,644.00	0.00	--	--	02/13/23	4,558,323.35	120,895.38	59,773.85	1,977,357.83	0.00	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1	1,481,209.47	1,334,250.96	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	1,818,708.91	1,841,714.07	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1	394,463.03	805,954.07	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,788,853.65	1,851,260.78	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	0.00	0.00	--	--	12/12/22	1,246,594.54	111,379.01	66,286.97	817,979.71	654.86	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1	941,399.70	1,040,423.98	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	808,497.01	852,134.94	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,359,695.15	1,441,559.12	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	732,908.35	783,446.06	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1	591,785.97	817,447.96	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	0.00	556,302.45	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	1	1,539,801.03	497,252.17	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1	562,414.37	539,842.96	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1	376,672.75	273,660.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	349,550.33	422,307.53	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	340,753.39	214,846.30	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	517,938.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1	384,134.55	301,286.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	351,121.59	359,867.60	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	400,184.14	387,513.82	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1	288,521.10	330,232.30	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	198,373.48	237,004.61	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		41,972,874.41	43,771,144.18				5,804,917.89	232,274.39	126,060.82	2,795,337.54	654.86	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	2	31,872,505.60	1	20,000,000.00	1	11,872,505.60	0	0.00	0	0.00	0	0.00	4.659427%	4.644128%	31
02/17/23	0	0.00	0	0.00	2	31,895,108.05	1	20,000,000.00	1	11,895,108.05	0	0.00	0	0.00	0	0.00	4.659630%	4.644330%	32
01/18/23	0	0.00	0	0.00	2	31,912,388.02	1	20,000,000.00	1	11,912,388.02	0	0.00	0	0.00	0	0.00	4.659792%	4.644492%	33
12/16/22	0	0.00	0	0.00	2	31,929,589.64	1	20,000,000.00	1	11,929,589.64	0	0.00	0	0.00	0	0.00	4.659953%	4.644652%	34
11/18/22	0	0.00	0	0.00	2	31,948,461.05	1	20,000,000.00	1	11,948,461.05	0	0.00	0	0.00	1	19,780,919.00	4.660126%	4.644825%	35
10/17/22	0	0.00	0	0.00	2	31,965,499.09	1	20,000,000.00	1	11,965,499.09	0	0.00	0	0.00	0	0.00	4.656912%	4.640110%	35
09/16/22	0	0.00	0	0.00	2	31,984,212.89	1	20,000,000.00	1	11,984,212.89	0	0.00	0	0.00	1	4,562,755.74	4.657076%	4.640272%	36
08/17/22	0	0.00	0	0.00	2	32,001,088.81	1	20,000,000.00	1	12,001,088.81	0	0.00	0	0.00	0	0.00	4.659551%	4.642763%	37
07/15/22	0	0.00	0	0.00	2	32,017,888.20	1	20,000,000.00	1	12,017,888.20	0	0.00	0	0.00	0	0.00	4.659699%	4.642910%	38
06/17/22	0	0.00	0	0.00	2	32,036,372.07	0	0.00	1	12,036,372.07	0	0.00	0	0.00	1	4,904,905.63	4.659859%	4.643069%	39
05/17/22	0	0.00	1	12,053,011.46	1	20,000,000.00	0	0.00	1	12,053,011.46	0	0.00	0	0.00	0	0.00	4.660377%	4.643604%	40
04/18/22	1	12,071,341.17	0	0.00	1	20,000,000.00	0	0.00	1	12,071,341.17	0	0.00	0	0.00	0	0.00	4.660534%	4.643760%	41
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	10104328	02/06/21	24	3	59,773.85	1,977,357.83	0.00	20,000,000.00	01/06/21	13		03/29/21
23	10104337	02/06/22	12	3	66,286.97	817,979.71	197,245.06	12,109,542.16	04/30/19	7			02/01/22
Totals					126,060.82	2,795,337.54	197,245.06	32,109,542.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		537,116,142	505,243,636	0		31,872,506
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		87,000,000	87,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	624,116,142	592,243,636	0	0	20,000,000	11,872,506
Feb-23	625,043,147	593,148,039	0	0	20,000,000	11,895,108
Jan-23	625,788,866	593,876,478	0	0	20,000,000	11,912,388
Dec-22	626,531,519	594,601,929	0	0	20,000,000	11,929,590
Nov-22	627,330,579	595,382,118	0	0	20,000,000	11,948,461
Oct-22	647,880,267	615,914,768	0	0	20,000,000	11,965,499
Sep-22	648,708,044	616,723,831	0	0	20,000,000	11,984,213
Aug-22	654,039,390	622,038,301	0	0	20,000,000	12,001,089
Jul-22	654,804,825	622,786,936	0	0	20,000,000	12,017,888
Jun-22	655,630,223	623,593,851	0	0	20,000,000	12,036,372
May-22	661,301,111	629,248,100	0	0	20,000,000	12,053,011
Apr-22	662,127,906	630,056,564	0	0	20,000,000	12,071,341
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	10104328	20,000,000.00	20,000,000.00	79,000,000.00	08/10/22	(332,600.00)	(0.08000)	12/31/21	10/06/25	274
23	10104337	11,872,505.60	12,109,542.16	12,900,000.00	11/16/22	1,190,089.89	1.31819	08/31/15	11/06/25	274
Totals		31,872,505.60	32,109,542.16	91,900,000.00		857,489.89

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	10104328	LO	NJ	01/06/21	13
"	3/13/2023

3/10/2023: Loan was transferred to Special Servicing on 1/6/2021 due to Imminent Default. Loan is currently past due for 11/6/2020 payment. Sponsor will no longer support the Hotel, and is cooperating in a friendly foreclosure pr ocess with the appointment of a receiver. Consensual foreclosure action filed 3/30/2021. Receiver appointed on 4/12/2021. Receiver responsible for managing the facility under existing Franchise Agreement. Iron Hound, on behalf of Borrower, made a modified DPO offer to Midland, which did not warrant discussion and rejected. The receiver has listed the property for sale with Eastdil as a Purchase Loan Assumption of the existing favorable 4.99% IO debt or an all cash sale. The marketing commenced in June 2022. TheLender is currently negotiating with the top bidders.
"

23	10104337	RT	TX	04/30/19	7
"	3/13/2023	Property was foreclosed in February 2022. Special Servicer is working on filling vacancies including 45k sf stand alone building formerly occupied by LA Fitness.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
3	10098743	1	71,313,195.89	4.01625%	71,313,195.89 4.01625%		9	08/27/20	07/06/20	09/11/20
24	10101719	1	12,000,000.00	3.55000%	12,000,000.00 3.55000%		1	12/23/20	10/06/20	02/11/21
Totals			83,313,195.89		83,313,195.89
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	10098743	11/18/20	71,098,942.87	0.00	71,684,444.80	613,737.65	71,684,444.80	71,070,707.15	17,648.64	0.00	202.39	17,446.25	0.02%
11	10101985	11/18/22	19,813,375.76	31,600,000.00	21,264,436.93	93,624.16	19,906,999.92	19,813,375.76	0.00	0.00	0.00	0.00	0.00%
17	10104332	03/17/22	16,468,597.06	14,500,000.00	14,033,273.11	3,893,129.57	14,033,273.11	10,140,143.54	6,328,453.52	0.00	335,106.06	5,993,347.46	35.67%
21	10104335	09/17/21	12,892,318.31	18,300,000.00	14,618,280.25	1,725,961.94	14,618,280.25	12,892,318.31	0.00	0.00	(323.56)	323.56	0.00%
24	10101719	06/17/21	12,000,000.00	29,800,000.00	12,273,661.69	214,599.18	12,273,661.69	12,059,062.51	0.00	0.00	0.00	0.00	0.00%
35	10101349	08/17/20	6,442,989.99	11,000,000.00	9,895,173.29	1,006,938.98	9,762,971.45	8,756,032.47	0.00	0.00	(239.69)	239.69	0.00%
46	10104353	09/16/22	4,569,128.67	8,900,000.00	8,458,858.74	1,978,575.12	7,560,518.86	5,581,943.74	0.00	0.00	(1,942.50)	1,942.50	0.04%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			143,285,352.66	114,100,000.00	152,228,128.81	9,526,566.60	149,840,150.08	140,313,583.48	6,346,102.16	0.00	332,802.70	6,013,299.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/17/22	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	10098743	12/17/20	0.00	0.00	17,446.25	0.00	0.00	(202.39)	0.00	0.00	17,446.25
		11/18/20	0.00	0.00	17,648.64	0.00	0.00	17,648.64	0.00	0.00
11	10101985	11/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	10104332	08/17/22	0.00	0.00	5,993,347.46	0.00	0.00	(195,987.48)	0.00	0.00	5,993,347.46
		05/17/22	0.00	0.00	6,189,334.94	0.00	0.00	(139,118.58)	0.00	0.00
		03/17/22	0.00	0.00	6,328,453.52	0.00	0.00	6,328,453.52	0.00	0.00
21	10104335	11/18/22	0.00	0.00	323.56	0.00	0.00	323.56	0.00	0.00	323.56
		09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	10101719	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	10101349	08/25/20	0.00	0.00	0.00	0.00	0.00	239.69	0.00	0.00	239.69
46	10104353	09/26/22	0.00	0.00	0.00	0.00	0.00	1,942.50	0.00	0.00	1,942.50
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	6,011,117.27	0.00	0.00	6,013,299.46	0.00	0.00	6,013,299.46

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	1,454.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,888.89	0.00	0.00	17,624.68	0.00	0.00	31,781.11	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	5,124.20	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	217.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	245.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	0.00	0.00	180.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,388.89	0.00	2,098.10	22,748.88	0.00	0.00	31,781.11	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		64,016.98

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27